Income Taxes - Schedule of Provision for Income Tax (Benefit) Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Tax (Benefit) Expense [Abstract]
Current income tax (benefit) expense:					$ 10,374	$ (327)
Deferred income tax (benefit) expense:
Total income tax provision (benefit)					$ 10,374	$ (327)